Financial instruments and risk management - Fair value measurement - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	8 years
Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 587	£ 578
Movement in financial assets - other	46	22
Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	216	149	£ 167
Contingent consideration recognised on acquisition of businesses | Business combinations | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	381
Contingent consideration recognised on acquisition of businesses | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 371	429	£ 249
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by external party	50.00%
Industrias Licoreras de Guatemala | Option exercised at 30 June 2024
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability	£ 69
Industrias Licoreras de Guatemala | Zacapa put option | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	£ 216	£ 149